Congress Mid Cap Growth Fund
Congress Mid Cap Growth Fund
Investment Objective
The Congress Mid Cap Growth Fund (the “Mid Cap Fund” or “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Congress Mid Cap Growth Fund	Retail Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.06%	0.81%

Example
The Example below is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Congress Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	108	337	585	1,294
Institutional Class	83	259	450	1,002

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period from January 1, 2017 through October 31, 2017, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies.  The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid-size market capitalization .  The Mid Cap Fund defines mid-size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell Midcap Growth® Index.  As of the last reconstitution date, May 12, 2017, the market capitalization of companies in the Russell Midcap Growth® Index ranged from $2.3 billion to $29 billion.  The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization and large-capitalization companies.  The Fund may invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.  The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth.  The Advisor employs a “bottom-up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes earnings growth and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.  The Mid Cap Fund may, from time to time, have significant exposure to one or more sectors of the market.

Principal Risks of Investing in the Mid Cap Fund
There is a risk that you could lose all or a portion of your investment in the Fund.  The principal risks of an investment in the Fund include:

●
Equity Securities Risk:   The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

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Foreign Investment Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares.  GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

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General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.  Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

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Growth Style Investment Risk:  Growth stocks may lose value or fall out of favor with investors.  Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

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Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

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Sector-Focus Risk:  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

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Small and Medium Companies Risk:  Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied since inception.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares, depending on the fees and expenses of the Retail Class shares.  The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with a domestic broad-based market index and a secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Congress Mid Cap Growth Fund Calendar Year Total Return as of December 31 Institutional Class

Highest Quarterly Return:	Q3, 2013	10.50%

Lowest Quarterly Return:	Q3, 2015	-7.65%

Average Annual Total Returns as of December 31, 2017
Average Annual Returns - Congress Mid Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	15.91%	14.79%	14.65%	Oct. 31, 2012
Retail Class	Retail Class Shares Return Before Taxes	15.58%	14.53%	14.38%	Oct. 31, 2012
After Taxes on Distributions | Institutional Class	Institutional Class Shares Return After Taxes on Distributions	15.90%	14.32%	14.20%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	9.02%	11.78%	11.69%
Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)	15.27%	15.30%	15.66%	Oct. 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	15.57%	Oct. 31, 2012

After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after‑tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.